LEASES - Lessor - Net investment in direct financing and sales-type leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
Interest income from direct financing and sales-type leases	¥ 45,644	$ 7,163	¥ 85,285	¥ 106,040
Net investment in direct financing and sales-type leases
Total minimum lease payments receivable	605,285		1,296,869		$ 94,982
Minimum lease payments receivable	605,285		1,296,869		94,982
Less: Allowance for credit losses	(27,159)		(14,296)		(4,262)
Net minimum lease payments receivable	578,126		1,282,573		90,720
Less: Unearned income	(44,333)		(137,768)		(6,956)
Net investment in financing leases	533,793		1,144,805		83,764
Current portion	298,364		497,127		46,820
Non-current portion	¥ 235,429		¥ 647,678		$ 36,944
Minimum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	2 years				2 years
Sales-type lease term of contract	2 years				2 years
Maximum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	10 years				10 years
Sales-type lease term of contract	10 years				10 years